Schedule of Investments September 30, 2022 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.2%
Banks - 14.2%
Allegiance Bancshares	3,600	$149,868
Bank of N.T. Butterfield & Son	136,050	4,416,183
CBTX	79,353	2,321,075
Citigroup	24,020	1,000,913
Comerica	31,050	2,207,655
First Bancorp	209,300	2,863,224
HarborOne Bancorp	207,744	2,787,925
KeyCorp	227,800	3,649,356
Origin Bancorp	63,750	2,452,463
Pinnacle Financial Partners	14,350	1,163,785
QCR Holdings	55,750	2,839,905
SouthState	28,500	2,254,920
		28,107,272
Communication Services - 0.9%
Alphabet, Inc. - Class A *	4,600	439,990
Alphabet, Inc. - Class C *	13,700	1,317,255
		1,757,245
Consumer Discretionary - 7.7%
Darden Restaurants	37,950	4,793,844
eBay	56,100	2,065,041
Expedia Group *	23,500	2,201,715
Home Depot	8,250	2,276,505
Noodles & Company *	527,562	2,479,541
Texas Roadhouse	17,600	1,535,776
		15,352,422
Consumer Staples - 3.7%
Church & Dwight	30,850	2,203,924
Hostess Brands *	97,125	2,257,185
Mondelez International, Class A	53,450	2,930,664
		7,391,773
Diversified Financial Services - 6.9%
A-Mark Precious Metals	31,458	893,093
CBOE Global Markets	21,800	2,558,666
Diamond Hill Investment Group	8,500	1,402,500
Federated Hermes, Class B	175,950	5,827,464
Invesco	60,100	823,370
State Street	36,230	2,203,146
		13,708,239
Energy - 5.7%
Devon Energy	40,150	2,414,220
Hess	13,700	1,493,163
Pioneer Natural Resources	18,927	4,098,263
Schlumberger	34,300	1,231,370
Suncor Energy	73,100	2,057,765
		11,294,781
Healthcare - 8.6%
Cigna	9,400	2,608,218
Henry Schein *	31,750	2,088,197
Johnson & Johnson	13,350	2,180,856
Medtronic	45,800	3,698,350
Merck & Co.	45,048	3,879,534
NuVasive *	55,900	2,448,979
ZimVie *	26,100	257,607
		17,161,741
Industrials - 12.6%
Carrier Global Corp.	70,600	2,510,536
Curtiss-Wright	49,500	6,888,420

Description	Shares	Value
Leidos Holdings	35,700	3,122,679
Moog	36,550	2,571,292
Otis Worldwide	41,350	2,638,130
Pentair	39,100	1,588,633
Sensata Technologies Holding	75,000	2,796,000
Vectrus *	84,600	2,994,840
		25,110,530
Information Technology - 5.2%
FARO Technologies *	84,000	2,304,960
Littelfuse	26,130	5,191,770
Microsoft	7,300	1,700,170
PayPal Holdings *	13,450	1,157,641
		10,354,541
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	30,100	5,153,722
Brown & Brown	96,100	5,812,128
		10,965,850
Life & Health Insurance - 6.9%
Globe Life	59,250	5,907,225
Primerica	30,050	3,709,673
Voya Financial	67,550	4,086,775
		13,703,673
Materials - 2.9%
Axalta Coating Systems *	186,000	3,917,160
Newmont Goldcorp	24,050	1,010,821
Victoria Gold *	136,386	808,633
		5,736,614
Property & Casualty Insurance - 5.5%
Fairfax Financial Holdings	6,140	2,805,980
Kemper	39,600	1,633,896
Markel *	1,790	1,940,754
W.R. Berkley	30,625	1,977,762
White Mountains Insurance Group	1,895	2,469,223
		10,827,615
Real Estate - 1.5%
Howard Hughes *	52,750	2,921,823
Reinsurance - 3.4%
Alleghany *	830	696,677
Everest Re Group	12,550	3,293,622
RenaissanceRe Holdings	19,700	2,765,683
		6,755,982
Total Common Stocks
(Cost $159,084,290)		181,150,101

EXCHANGE TRADED FUND - 0.9%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $1,963,601)	23,200	1,853,912

SHORT-TERM INVESTMENT - 7.8%
First American Treasury Obligations Fund, Class X, 2.875%^
(Cost $15,517,052)	15,517,052	15,517,052

Total Investments - 99.9%
(Cost $176,564,943)		198,521,065
Other Assets and Liabilities, Net - 0.1%		195,165
Total Net Assets - 100.0%		$198,716,230

*	Non-income producing security
^	The rate shown is the seven-day yield effective September 30, 2022.
The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2022, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$181,150,101	$-	$-	$181,150,101
Exchange Traded Fund	1,853,912	-	-	1,853,912
Short-Term Investment	15,517,052	-	-	15,517,052
Total Investments	$198,521,065	$-	$-	$198,521,065

Refer to each Fund's Schedule of Investments for further sector breakout.